INITIAL PUBLIC OFFERING	4 Months Ended
Dec. 31, 2020
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING
NOTE 4 —
INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 27,500,000 Units, at a purchase price of $10.00 per Unit, inclusive of 2,500,000 Units sold to the underwriters on November 9, 2020 upon the underwriters’ election to partially exercise their over-allotment option. Each Unit consists of one Class A ordinary share and one-third
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 8
).